CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 28, 2012		Dec. 30, 2011
Current assets:
Cash and cash equivalents	$ 314,500,000		$ 436,000,000
Accounts receivable, including retentions of $114.4 and $67.5, respectively	1,554,800,000		1,114,700,000
Costs and accrued earnings in excess of billings on contracts	1,384,300,000		1,132,000,000
Less receivable allowances	(69,700,000)		(43,100,000)
Net accounts receivable	2,869,400,000		2,203,600,000
Deferred tax assets	67,600,000		63,000,000
Inventory	61,500,000		19,500,000
Other current assets	204,200,000		181,800,000
Total current assets	3,517,200,000		2,903,900,000
Investments in and advances to unconsolidated joint ventures	278,300,000		107,700,000
Property and equipment at cost, net	687,500,000	[1],[2]	269,400,000	[1],[2]
Intangible assets, net	692,200,000		522,000,000
Goodwill	3,247,100,000		2,773,000,000
Other long-term assets	364,200,000		286,600,000
Total assets	8,786,500,000		6,862,600,000
Current liabilities:
Current portion of long-term debt	71,800,000		61,500,000
Accounts payable and subcontractors payable, including retentions of $32.3 and $39.6, respectively	803,500,000		659,100,000
Accrued salaries and employee benefits	558,800,000		527,000,000
Billings in excess of costs and accrued earnings on contracts	289,100,000		310,800,000
Other current liabilities	277,800,000		176,500,000
Total current liabilities	2,001,000,000		1,734,900,000
Long-term debt	1,992,500,000		737,000,000
Deferred tax liabilities	328,300,000		276,500,000
Self-insurance reserves	129,800,000		132,700,000
Pension and post-retirement benefit obligations	300,900,000		276,000,000
Other long-term liabilities	271,000,000		221,100,000
Total liabilities	5,023,500,000		3,378,200,000
Commitments and contingencies
URS stockholders' equity:
Preferred stock, authorized 3.0 shares; no shares outstanding	0		0
Common stock par value $.01; authorized 200.0 shares; 88.9 and 87.8 shares issued, respectively; and 76.8 and 76.7 shares outstanding, respectively	900,000		900,000
Treasury stock, 12.1 and 11.1 shares at cost, respectively	(494,900,000)		(454,900,000)
Additional paid-in capital	3,003,900,000		2,966,800,000
Accumulated other comprehensive loss	(113,200,000)		(110,800,000)
Retained earnings	1,224,400,000		975,200,000
Total URS stockholders' equity	3,621,100,000		3,377,200,000
Noncontrolling interests	141,900,000		107,200,000
Total stockholders' equity	3,763,000,000		3,484,400,000
Total liabilities and stockholders' equity	$ 8,786,500,000		$ 6,862,600,000

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.